10. Concentrations (Details)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Concentrations Details
Customer 1	33.30%	43.90%	39.70%	45.50%
Customer 2	16.30%	0.00%	17.90%	0.00%
Totals	46.90%	43.90%	57.60%	45.50%